Document And Entity Information	3 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Entity Registrant Name	EASTERLY ACQUISITION CORP.
Entity Central Index Key	0001641197
Entity Filer Category	Non-accelerated Filer
Trading Symbol	EACQU